Statements of Changes in Members' Equity $ in Thousands	USD ($)
Beginning balance at Dec. 31, 2014	$ 15,126
Members' Equity [Abstract]
Contributions from Citizen Members	82,775
Net income	391
Ending balance at Dec. 31, 2015	98,292
Members' Equity [Abstract]
Contributions from Citizen Members	169,008
Net income	6,947
Ending balance at Dec. 31, 2016	274,247
Members' Equity [Abstract]
Contributions from Citizen Members	95,557
Distributions to Citizen Members	(85,614)
Acquisition of oil and natural gas properties in exchange for equity units	1,281,743
Equity-based compensation	379
Net income	18,457
Ending balance at Dec. 31, 2017	1,584,769
Members' Equity [Abstract]
Acquisition of oil and natural gas properties in exchange for equity units	39,906
Equity-based compensation	5,127
Net income	12,324
Ending balance at Jun. 30, 2018	$ 1,642,126